PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Right-of-use assets	Total assets
Gross Carrying Amount
Balance at January 1, 2018	$103	$397	$1,310	$1,516	$—	$99	$—	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	—	500
Dispositions	(3)	(5)	(95)	(2)	(19)	(7)	—	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	—	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	—	(38)
Foreign currency translation	(6)	(40)	(81)	(119)	—	(8)	—	(254)
Balance at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$—	$8,415
Additions (cash and non-cash)	1	346	582	88	210	69	233	1,529
Dispositions	(1)	(78)	(266)	(345)	—	(23)	(59)	(772)
Acquisitions through business combinations (1)	523	2,886	2,677	—	—	263	228	6,577
Transfers and assets reclassified as held for sale (2)	(22)	(107)	(178)	—	(31)	(54)	60	(332)
Changes in accounting policy	—	—	—	—	—	—	978	978
Foreign currency translation	5	12	(3)	69	(1)	2	23	107
Balances at December 31, 2019	$633	$3,708	$5,035	$1,272	$3,970	$421	$1,463	$16,502
Accumulated Depreciation and Impairment
Balance at January 1, 2018	$—	$(44)	$(364)	$(450)	$—	$(37)	—	(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	—	(720)
Dispositions	—	1	55	—	3	3	—	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	—	2
Foreign currency translation	—	5	23	50	—	5	—	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$—	$(1,468)
Depreciation/depletion/impairment expense	—	(80)	(485)	(61)	(530)	(48)	(203)	(1,407)
Dispositions	—	21	123	81	—	14	24	263
Transfers and assets reclassified as held for sale (2)	—	17	53	—	3	4	(15)	62
Foreign currency translation	—	1	(24)	(36)	1	1	(3)	(60)
Balances at December 31, 2019 (3) (4)	$—	$(106)	$(809)	$(722)	$(705)	$(71)	$(197)	$(2,610)
Net book value
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$—	$6,947
December 31, 2019	$633	$3,602	$4,226	$550	$3,265	$350	$1,266	$13,892
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

(3)
Includes accumulated impairment losses of $14 million (2018: $5 million) for machinery and equipment, $271 million (2018: $258 million) for oil and gas properties and $184 million (2018: $nil) for vessels.

(4)	As at December 31, 2019 a total of $48 million (2018: $331 million) of future development costs were included in the depletion calculation.

Included within PP&E are approximately $1,266 million of right-of-use assets and $2,807 million of assets subject to operating leases in which the partnership is a lessor as at December 31, 2019. During the year ended December 31, 2019, additions to right-of-use assets from acquisitions and new lease contracts were $461 million, partially offset by depreciation of $203 million. The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2019 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2019 are outlined below:

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Total
Lessee
Right-of-use asset	8	632	552	—	53	21	$1,266
Depreciation expense	(1)	(88)	(91)	—	(11)	(12)	$(203)
Lessor
Assets subject to operating leases	—	—	313	—	2,494	—	$2,807